As filed with the Securities and Exchange Commission on April 29, 1997

Registration No. 2-86519						811-3763
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U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

 REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

[   ]   Pre-Effective   Amendment   No. 		 [X]   Post-Effective
Amendment No. 21

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940, as amended

Amendment No. 22  [X]

 SMITH BARNEY TELECOMMUNICATIONS TRUST
(Exact name of Registrant as Specified in Charter)

 Area Code and Telephone Number: (212) 723-9218
 388 Greenwich Street, New York, New York 10013
 (Address of Principal Executive Offices)  (Zip Code)

 Christina T. Sydor
 Secretary

  388 Greenwich Street New York, New York  10013
 (Name and Address of Agent for Service)

 copies to:

 Burton M. Leibert, Esq.
 Willkie Farr & Gallagher
 One Citicorp Center
153 East 53rd Street
 				          New York, NY  10022

Approximate Date of Proposed Public Offering:
As soon as possible after this Post-Effective Amendment becomes effective.

It is proposed that this filing become effective:

_____  Immediately upon filing pursuant to Rule 485(b)
__X___  on April 30, 1996 pursuant to Rule 485(b)
        60 days after filing pursuant to Rule 485(a)
_____  on -------------- pursuant to Rule 485(a)

The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice of the fiscal year ended December 31, 1996 was filed on February 25, 1997, as accession number 000091155-97-000097.


	To Register Additional Securities under Reg. 270.24e-2

	CALCULATION OF REGISTRATION FEE
Title of                           Share
securities                        Amount
being                              being
registered                       registered

Income Fund                   23,282


During its fiscal year ended December 31, 1996, the Income Fund redeemed 50,952. During its current fiscal year, the Incocme Fund used 27,670 shares of the Income Fund it redeemed during its fiscal year ended December 31, 1995, for a reduction pursuant to Rule 24f-2(c).

The fund currently is registering 23,282 shares for the Income Fund, during its fiscal year ended December 31, 1996.

During its current fiscal year, the Regstrant filed no other post-effective amendments for the purpose of reduction pursuant to Rule 24e-2(a).




 SMITH BARNEY TELECOMMUNICATIONS TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the  following  pages and documents:

Front Cover

Contents Page

Cross-Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

 Signature Page

Exhibits


 SMITH BARNEY TELECOMMUNICATIONS TRUST

FORM  N-1A CROSS REFERENCE SHEET
Pursuant to Rule 495(b) Under the Securities Act of 1933, as amended


Part A
Item No. and Caption 						Prospectus Caption


1.   Cover Page							Cover Page

2.   Synopsis 							Prospectus Summary

3.   Condensed Financial   Information 				Financial
Highlights;

4.   General   Description  of  Registrant 				Cover Page;
Prospectus Summary;
 								Investment   Objective and
								Policies; Distributor;
Additional
								Information

5     Management  of  the  Fund 					Prospectus
Summary; Management
								of  the   Trust  and  the
Fund;
								Distributor; Additional
								Information

5A   Management's Discussion of 					Management of the
Trust and the
        Fund Performance						Fund

6.   Capital Stock and Other Securities 				Investment
Objective and Policies;
 								Dividends, Distributions and
								Taxes; Additional Information

7.   Purchase  of Securities Being Offered 				Valuation of
Shares; Purchase of
								Shares;  Exchange Privilege;
								Redemption of  Shares;
Minimum
								Account Size; Distributor

8.   Redemption or Repurchase of Shares  				Purchase of
Shares; Redemption of
								Shares; Exchange Privilege

9.   Pending Legal Proceedings  					Not Applicable


Part B

Item No. and Caption						Statement of Additional
								Information Caption

10.  Cover Page							Cover page

11.  Table of Contents 						Contents

12.  General   Information  and  History				Distributor;
Additional
								Information

13.  Investment   Objectives   and   Policies				Investment
Objectives and
								Management Policies

14.  Management of the Fund  					Management of the Trust
and the
								Funds; Distributor

15.  Control Persons and Principal 					Management  of the
Trust and the
								Funds Holders of Securities

16   Investment Advisory and Other Services  			Management of the
Trust and the
								Funds; Distributor

17   Brokerage Allocation						Investment
Objectives and
								Management Policies;
Distributor

18.  Capital   Stock   and  Other  Securities				Investment
Objectives and
 								Management Policies; Purchase
of
								Shares; Redemption of Shares;
 								Taxes

19.  Purchase, Redemption and Pricing				Purchase of
Shares; Redemption of
        Securities Being Offered					Shares; Valuation
of Shares;
								Distributor; Exchange
Privilege

20.  Tax Status							Taxes

21.  Underwriters 						Distributor

22.  Calculation of Performance Data				Performance Data

23.  Financial Statements						Financial
Statements




 SMITH BARNEY TELECOMMUNICATIONS TRUST PART C

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements:

          Included in Part A:

          Financial Highlights

           Included in Part B:

                The Registrant's Annual Reports for the fiscal year ended December 31, 1996 and the reports of Independent Accountants are incorporated by reference to the definitive 30b2-1 filed on March 13, 1997 as accession numbers 91155-97-000143.

(b)  Exhibits

       All references are to the Registrant's registration statement on Form N-1A (the "Registration Statement") as filed with the Securities and Exchange Commission (the "SEC") on September 14, 1983, (File Nos. 2-86519 and 811-
3736).

 (1)	(a)	Registrant's Second Amended and Restated Master Trust Agreement
and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 14 as filed on April 27, 1993.

	(b)	Amendment No. 1 to the Second Amended and Restated Master Trust
Agreement is incorporated by reference to Registrant's Post-Effective
Amendment No. 18 as filed on February 28, 1995.

	(c)	Amendment No. 2 to the Second Amended and Restated Master Trust
Agreement is incorporated by reference to Registrant's Post-Effective
Amendment No. 18 as filed on February 28, 1995

	(d)	Amendment No. 3 to the Second Amended and Restated Master Trust
Agreement is incorporated by reference to Registrant's Post-Effective Amenddment No. 18 as filed on February 28, 1995.

 (2) Registrant's By-Laws are incorporated by reference to the Registration Statement.

 (3)      Not Applicable.

(4)  	Specimen Share Certificate for the Income Fund is incorporated by reference to the Registration Statement.

(5) 	(a) 	Investment Advisory Agreements between the Registrant and Smith
Barney Strategic Advisers, Inc. dated June 16, 1994 and July 27, 1994 are incorporated by reference to Registrant's Post-Effective Amendment No. 18 as filed on February 28, 1995.

	(b)	Sub-Investment Advisory Agreement between the Registrant, Smith
Barney Strategy Advisers Inc. and the Boston Company Inc.dated June 16, 1994 and July 27, 1994 are incorporated by reference to Registrant's Post-Effective Amendment No. 18 as filed on February 28, 1995

(6)	Distribution  Agreement  between the Registrant and Smith Barney Inc. is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement as filed on July 30, 1993.

 (7)      Not Applicable.

 (8) 	Custodian Agreement between the Registrant and PNC Bank, National
Association ("PNC Bank") is filed 	herewith

 (9)	 (a) Transfer Agency Agreement dated August 2, 1993 between the
Registrant and First Data Investors Services Group (formerly the Shareholder Services Group, Inc.) is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement..

      	(b) Administration Agreement dated April 21, 1994 between the Registrant and Smith Barney Mutual Funds Management Inc. (formerly Smith Barney Advisers, Inc.) is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.


(10)	Opinion filed with Registrant's Rule 24f-2 notice as Accession
No.0000091155-97-000097 is incorporated 	by reference.

(11) 	Consent of KPMG Peat Marwick Llp is filed herewith.

(12) 	Not Applicable.

(13) 	Not Applicable.

(14)	Not Applicable.

(15) Services and Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Smith Barney Telecommunications Income Fund is incorporated by reference to Post-Effective Amendment No.16 to the Registration Statement.

(16) Performance Data for Registrant is incorporated by reference to Post-Effective Amendments No. 5 to the Registration Statement filed on May 1, 1988

(17) Financial Data Schedule is filed herewith

(18) Plan pursuant to Rule 18f-3 is incorporated by reference to the Post-Effective Amendment No. 19 to the registration Statement as filed on December 26, 1995.

Item 25   Persons Controlled by or Under Common Control with Registrant

     None.


Item 26   Number of Holders of Securities

      (2)            (1)

                     Number of Record Holders by Class
Title of Class           as of March 31, 1997

Shares of beneficial Interest $.001 par value

	Income Funds         Class A: 1,742

Item 27          Indemnification

The response to this item is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement.

Item 28(a)      Business  and  Other  Connections  of Investment Adviser

Investment Adviser - - Smith Barney Mutual Funds Management Inc. ("SBMFM") SBMFM, formerly known as Smith Barney Advisers, Inc. SBMFM was incorporated in December 1968 under the laws of the State of Delaware. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings") (formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica Corporation) ("Travelers"). SBMFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 28 of officers and directors of SBMFM and Strategy Advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM on behalf of Strategy Advisers pursuant to the Advisers Act (SEC File No. 801-8314).

Prior to the close of business on July 30, 1993, (the "Closing"), Shearson Lehman Investment Strategy Advisors Inc. ("Shearson Lehman Strategy Advisors"), was a wholly owned subsidiary of Shearson Lehman Brothers and served as the Registrant's investment adviser. On the Closing, Travelers and Smith Barney Inc. acquired the domestic retail brokerage and asset management business of Shearson Lehman Brothers which included the business of the Registrant's prior investment adviser. Information as to any past business vocation or employment of a substantial nature engaged in by officers and directors of Shearson Lehman Investment Strategy Advisors can be located in Schedules A and D of FORM ADV filed by Shearson Lehman Investment Strategy Advisors prior to July 30, 1993 (SEC File No. 801-28715).

Item  28(b)      Business  and  Other Connections  of Investment Adviser

Sub-Investment Adviser  - The Boston Company Advisors, Inc. ("Boston
Advisors")

Boston Advisors is a wholly owned subsidiary of The Boston Company, Inc., which is in turn a wholly owned subsidiary of Mellon Bank Corporation ("Mellon"). Mellon is a publicly owned multibank holding company registered under the Federal bank Holding Company Act of 1956 and through its subsidiaries Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Boston Advisors is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act")and serves as investment counsel for individuals with substantial capital, executors, trustees and institutions. It also serves as investment adviser, administrator or sub-administrator to numerous investment companies.

The list required by this Item 28 of officers and directors of Boston Advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by Boston Advisors pursuant to the Advisers Act (SEC File No. 801- 14158).


Item 29.     Principal Underwriters

Smith Barney Inc. ("Smith Barney") also acts as principal underwriter for Smith Barney Money Funds, Inc.; Smith Barney Muni Funds; Smith Barney Funds, Inc., Smith Barney Variable Account Funds; Smith Barney Intermediate Municipal Fund, Inc., Smith Barney Municipal Fund, Inc., High Income Opportunity Fund Inc., Smith Barney/Travelers Series Fund Inc., Smith Barney World Funds, Inc., Greenwich Street California Municipal Fund Inc., The Inefficient Fund, Inc., Smith Barney Adjustable Rate Government Income Fund, Smith Barney Equity Funds, Smith Barney Income Funds, Smith Barney Massachusetts Municipals Fund, Zenix Income Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney Principal Return Fund, Municipal High Income Fund Inc., The Trust for TRAK Investments, Smith Barney Series Fund, Smith Barney Income Trust, Smith Barney Oregon Municipals Fund Inc., Smith Barney Municipal Money Market Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Fundamental Value Fund Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney New York Municipals Fund., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Precious Metals and Minerals Fund Inc., Smith Barney Investment Funds Inc., Smith Barney FMA Trust, The Italy Fund Inc., Smith Barney Telecommunications Trust, Managed Municipals Portfolio Inc., Managed Municipals Portfolio II Inc., Smith Barney Florida Municipal Fund, Managed High Income Portfolio Inc. On June 1, 1994, Smith Barney changed its name from Smith Barney Shearson Inc. to its current name. The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

Item 30   Location of Accounts and Records

          (1)  Smith Barney Inc.
               388 Greenwich Street
               New York, New York  10013

          (2)  Smith Barney Telecommunications Trust
               388 Greenwich Street
               New York, New York  10013

          (3)  Smith Barney Mutual Funds Management Inc.
               388 Greenwich Street
               New York, New York  10013

 ..........(4)  Boston Company Advisors, Inc..
               One Boston Place
               Boston, Massachusetts  02155

          (5)  PNC Bank, National Association
               17th and Chestnut Streets
               Philadelphia, PA  19103

          (6)  First Data Investor Services Group, Inc.
               One Exchange Place
               Boston, Massachusetts  02109

Item 31   Management Services

          Not Applicable.

Item 32   Undertakings

	None

 SIGNATURES
      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY TELECOMMUNICATIONS TRUST, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 29th day of April, 1997.

                   SMITH BARNEY INCOME FUNDS

 By: /s/ Heath B.McLendon*
          Heath B. McLendon, Chairman of the Board


      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed
below by the following persons   in the capacities and on the dates indicated.

Signature  				Title				 Date


/s/ Heath B. McLendon* 			 Chairman of the Board		 04/29/97
Heath B. McLendon  			 (Chief Executive Officer)

/s/  Lewis  E.  Daidone* 			 Senior Vice President and
04/29/97
Lewis E. Daidone  			Treasurer (Chief Financial
 					and Accounting Officer)

/s/ Paul R. Ades* 			Trustee				04/29/97
Paul Ades

/s/ Herbert Barg* 			Trustee				04/29/97
Herbert Barg

/s/ Alger B. Chapman*			 Trustee				04/29/97
Alger B. Chapman

/s/ Dwight B. Crane	* 		Trustee				04/29/97
Dwight B. Crane

/s/ Frank G. Hubbard* 			Trustee				04/29/97
Frank G. Hubbard

/s/ Ken Miller*				Trustee				04/29/97
Ken Miller

/s/ John F. White*			Trustee				04/29/97
John F. White

* Signed by Heath McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated October 20, 1993.

/s/ Heath McLendon
Heath McLendon




EXHIBITS


Exhibit No.         Description of Exhibits

	          	Custodian Agreement

		Consent of Auditors

         		Financial Data Schedule